Stock Incentive Plans - Schedule of Share Options as Equity-Settled Share-Based Payments at Fair Value (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Share Options as Equity-Settled Share-Based Payments at Fair Value [Abstract]
Number of Option Shares, Outstanding	5,920,612
Weighted Average Exercise Price, Outstanding | $ / shares	$ 2.76
Number of Option Shares, Granted	479,693
Weighted Average Exercise Price, Granted | $ / shares	$ 10.78
Number of Option Shares, Forfeited	(58,593)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 2.88
Number of Option Shares, Outstanding	6,341,712
Weighted Average Exercise Price, Outstanding | $ / shares	$ 3.36
Weighted average remaining life (Years)	7 years 10 months 24 days
Options vested and exercisable at June 30, 2026	3,793,506